Accounts Receivable - Accounts Receivable (Detail) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Accounts receivable, gross	€ 702,368	€ 809,299
Allowance for doubtful receivables	(2,162)	(5,603)	€ (2,070)
Accounts receivable, net	€ 700,206	€ 803,696